Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unrealized gains/(losses) on securities
Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	$ (10)	$ (223)	$ 31
Accumulated other comprehensive income (loss)
Beginning balance	(1,879)
Ending balance	(2,467)	(1,879)
Parent Company [Member]
Foreign currency items
Beginning balance	208	781
Other comprehensive income (loss) before reclassifications	(479)	(573)
Reclassification adjustments for losses (gains) reclassified into income , net of tax of nil	0	0
Ending balance	(271)	208	781
Unrealized gains/(losses) on securities
Beginning balance	(238)	21
Other comprehensive income (loss) before reclassifications	(118)	(63)
Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	3	(196)	31
Ending balance	(353)	(238)	21
Defined benefit pension plan
Beginning balance	(1,849)	(1,118)
Other comprehensive income (loss) before reclassifications	6	(731)
Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	0	0
Ending balance	(1,843)	(1,849)	(1,118)
Accumulated other comprehensive income (loss)
Beginning balance	(1,879)	(316)
Other comprehensive income (loss) before reclassifications	(591)	(1,367)
Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	3	(196)
Ending balance	$ (2,467)	$ (1,879)	$ (316)